Consolidated Statements of Owners' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Predecessor [Member]	Predecessor [Member] Members’ Capital	Predecessor [Member] Additional Paid-In Capital	Predecessor [Member] Retained Earnings (Deficit)	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Members’ Capital	Successor [Member] Additional Paid-In Capital	Successor [Member] Retained Earnings (Deficit)
Beginning balance at Dec. 31, 2009		$ (388,245)	$ 2,368	$ 1,631	$ (392,244)
Increase (Decrease) in Owners' Equity
Net income (loss)		388,245			388,245
Cancellation of predecessor equity		(3,999)	(2,368)	(1,631)
Elimination of predecessor deficit		3,999			3,999
Issuance of member units in connection with the emergence from Chapter 11 restructuring after fresh-start accounting		198,033	198,033
Ending balance at Dec. 31, 2010						198,033		198,033
Increase (Decrease) in Owners' Equity
Net income (loss)	7,872					6,522				6,522
Paid-in capital						1,680			1,680
Ending balance (shares)
Ending balance at Dec. 31, 2011						206,235		198,033	1,680	6,522
Increase (Decrease) in Owners' Equity
Net income (loss)	4,634					(1,180)
Paid-in capital						2,075			2,075
Conversion from LLC to corporation (shares)							20,257,625
Conversion from LLC to Corporation							20	(198,033)	203,355	(5,342)
Ending balance (shares)						20,257,625	20,257,625
Ending balance at Dec. 31, 2012						$ 207,130	$ 20		$ 207,110	$ 0